Income tax (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Line Items]
Taxable temporary differences associated with investments in subsidiaries for which deferred taxes have not been recognized	$ 175.1	$ 13.7
CANADA
Income Tax [Line Items]
Tax losses	$ 55.6	$ 47.4